Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,726.25
Total Offset Amount	0.00
Net Fee	1,726.25
Narrative - Max Aggregate Offering Price	$ 12,500,000.00
Final Prospectus	true